Summary Of Significant Accounting Policies (Estimated Useful Life Of Property, Plant And Equipment) (Detail)	12 Months Ended
Dec. 31, 2011 Year
Gathering Systems
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, minimum	7
Estimated useful life of asset, maximum	20
Compressor Stations
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, minimum	3
Estimated useful life of asset, maximum	15
Processing Plants
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset	15
Other Property, Plant And Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, minimum	3
Estimated useful life of asset, maximum	20